Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of current and deferred portions of the income tax expense
	Six Months Ended June 30,
	2021	2020
Current	$53,239	$2,842
Deferred	1,128	479
	$54,367	$3,321

	Year ended December 31,
	2020	2019	2018
Current	$1,767	$66,299	$26,962
Deferred	(451)	(1,827)	(628)
	$1,316	$64,472	$26,334

Schedule of reconciliation of the difference between the expected income tax expense or benefit computed at applicable statutory income tax rates and the group’s income tax expense
	Six Months Ended June 30,
	2021	2020
Income tax expense (benefit) at applicable statutory rate(1)	$(1,688,110)	$9,738
Nondeductible expenses	(402,509)	5,090
(Income) loss not subject to tax(2)	1,151,121	(323,006)
Current year change in valuation allowance	940,626	311,499
Prior year examination adjustment	53,239	—
Reported income taxes	$54,367	$3,321

(1)      The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%. The entity in the United States within the Group has a federal tax rate of 21.0%.

(2)      The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.

	Year ended December 31,
	2020	2019	2018
Income tax expense (benefit) at applicable statutory rate(1)	$(348,782)	$1,345,164	$(473,951)
(Income) loss not subject to tax(2)	(214,313)	(1,716,553)	313,015
Current year change in valuation allowance	558,859	406,506	195,420
Others	5,552	29,355	(8,150)
Reported income taxes	$1,316	$64,472	$26,334

(1)      The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%. The entity in the United States within the Group has a federal tax rate of 21.0%.

(2)      The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.

Schedule of significant components of the group’s deferred tax assets (liabilities)
	June 30, 2021	Decemer 31, 2020
Deferred tax asset
Others	$1,477	$1,128
Fixed assets	118	—
Net operating loss carryforwards	2,323,105	1,367,309
Less: Valuation allowance	(2,324,700)	(1,367,309)
Net deferred tax asset	$—	$1,128

	December 31, 2020	December 31, 2019
Deferred tax asset
Others	$1,128	$677
Net operating loss carryforwards	1,367,309	808,450
Less: Valuation allowance	(1,367,309)	(808,450)
Net deferred tax asset	$1,128	$677